Employee Benefit Plans (Stock Option Plans) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 stock_option_plan	Dec. 31, 2012 stock_option_plan	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012 2008 Equity Incentive Plan [Member]	Mar. 31, 2012 2008 Equity Incentive Plan [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Stock Options and SARS [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Restricted Stock [Member]
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans	3	3
Incentive and non-qualified stock option plans, number of shares authorized					150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance						50,000	50,000	50,000	50,000
Options vested during period, shares		2,200	1,200	0
Options vested during period, shares, weighted average exercise price		$ 23.61	$ 23.03
Options outstanding and exercisable, instrinsic value	$ 0	$ 0	$ 0	$ 0
Compensation expense related to stock options		4,000	33,000	34,000
Unrecognized compensation cost related to non-vested stock options	$ 21,000	$ 21,000
Unrecognized compensation cost related to non-vested stock options, period for recognition		3 years
Award annual vesting percentage		20.00%
Award expiration period	10 years